Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
2027	¥ 333,916
2028	292,840
2029	240,388
2030	190,182
2031	¥ 141,562